Six Circles Credit Opportunities Fund Investment Strategy - Six Circles Credit Opportunities Fund	Dec. 31, 2025
Prospectus [Line Items]
Strategy [Heading]	What are the Fund’s main investment strategies?
Strategy Narrative [Text Block]	The Fund is designed to provide total return by investing mainly in global fixed income opportunities, including below investment-grade debt, as well as other tactical credit opportunities.As part of this investment strategy, the Fund may invest in the following instruments (though the Fund may not necessarily hold all of these instruments at any given time): high yield debt securities of U.S. and non-U.S. corporate issuers, fixed and floating rate debt securities issued in developed and emerging markets, bank loans, obligations of governments, government agencies or instrumentalities, including U.S. Treasury securities, securities issued or guaranteed by the U.S. government or its agencies and instrumentalities, securities issued or guaranteed by supranational organizations, securities issued or guaranteed by foreign governments (sovereign debt), asset-backed, mortgage-related and mortgage-backed securities (“MBS”) (residential or commercial) (and which may include “to be announced” (“TBA”) transactions), other debt securities and preferred stock. Non-U.S. instruments, including emerging markets debt, may be U.S. dollar or local currency denominated. The instruments in which the Fund invests may pay fixed, variable, or floating interest rates and may consist of zero-coupon securities, convertible securities, including convertible bonds and preferred stock, inflation-indexed bonds, repurchase agreements, privately issued (Rule 144A and Regulation S) securities, structured notes, collateralized mortgage obligations (“CMOs”), collateralized debt obligations (“CDOs”), collateralized loan obligations (“CLOs”), loan participations, loan assignments and other securities and instruments bearing fixed or variable interest rates. The Fund may also invest in obligations issued, guaranteed or originated by U.S. or foreign banks, including bank loans originated by banks to companies of different types. The Fund may invest in commercial paper, including asset-backed commercial paper. The Fund’s investment in non-U.S. dollar denominated bonds may be on a currency hedged or unhedged basis. The Fund also may invest up to 10% of its net assets in domestic and foreign common stock (provided that such limit will not prevent the Fund from receiving stock or other equity securities as a result of the bankruptcy, restructuring or reorganization of a company whose debt instruments are held by the Fund). The Fund can also invest, to the extent consistent with its investment objective, in non-U.S. and emerging market securities and currencies. The Fund also may invest in other investment companies, such as open-end, closed-end and exchange-traded funds, and other pooled investment vehicles, which may include private funds. The Fund will seek to purchase certain newly-issued Regulation S securities in its Asia High Yield sleeve through investments in Six Circles Credit Opportunities Fund (Cayman) Ltd., a wholly-owned subsidiary of the Fund organized under the laws of the Cayman Islands (the “Subsidiary”). Regulation S securities are securities of U.S. and non-U.S. issuers that are issued through private offerings without registration with the U.S. Securities and Exchange Commission (the “SEC”) pursuant to Regulation S under the Securities Act of 1933, as amended (the “1933 Act”). The Subsidiary is advised by JPMPI and sub-advised by Pacific Investment Management Company LLC (“PIMCO”). The Fund has broad flexibility to invest in a wide variety of debt securities and instruments of any maturity and will not be managed to a target duration or average weighted maturity. The Fund currently expects to invest a substantial portion of its net assets in below investment-grade credit instruments, including “high-yield” instruments (also known as “junk bonds”) and “distressed” debt instruments. These instruments generally (i) will carry a credit rating at the time of investment of BB or lower by Standard & Poor’s Corporation (“S&P”) and Fitch Ratings (“Fitch”) or Ba or lower by Moody’s Investors Service, Inc. (“Moody’s”) or of the equivalent quality by another nationally recognized statistical rating organization (“NRSRO”) or, if such instruments are unrated, (ii) will be deemed by a Sub-Adviser (as defined below) to be of comparable quality at the time of investment. The Fund may invest in fixed income instruments with a credit rating as low as, or lower than, CCC/CCC/Caa, according to S&P, Fitch and Moody’s, respectively. The Fund may invest up to 10% of its net assets in instruments that are in default or issued by a company in bankruptcy. An instrument’s quality, and its default or bankruptcy status, is determined at the time of purchase, and instruments or their issuers may be downgraded, decline in credit quality or go into default or bankruptcy after purchase. The Fund has flexibility to invest in derivatives and may use such instruments to manage duration, credit quality, and currency risk and/or as substitutes for securities and other instruments in which the Fund can invest. A derivative is an instrument that has a value based on another instrument, exchange rate or index. The Fund may use futures, swaps, forward contracts, foreign exchange instruments (spot and forward), options (including options on swaps), and structured notes, as well as repurchase agreements and reverse repurchase agreements, in connection with its principal strategies in certain market conditions in order to hedge various investments, for risk management purposes, as a substitute for securities and other instruments in which the Fund can invest or to increase income or gain to the Fund. The Fund may also use currency-related transactions involving currency derivatives as part of its investment strategy, including options on currencies, currency futures, options on such futures, forward foreign currency transactions (including non-deliverable forwards), forward rate agreements and currency swaps, caps and floors. Under normal circumstances, the Fund will invest at least 80% of its net assets (plus borrowings) in fixed income, debt or credit instruments and other related instruments with similar economic characteristics. For purposes of the 80% investment policy, the Fund will treat an investment in derivatives as an investment in the securities underlying such derivatives and will value such derivatives at market value. The Fund will provide shareholders with at least 60 days’ prior notice of any changes to its 80% investment policy. Due to the nature of the investments in which the Fund is seeking to invest, at times a significant portion of the issuers of the investments in the Fund’s portfolio may be in the financials sector.The Fund will likely engage in active and frequent trading. The frequency with which the Fund buys and sells securities will vary from year to year, depending on market conditions. J.P. Morgan Private Investments Inc., the Fund’s investment adviser (“JPMPI” or the “Adviser”), constructs the Fund’s portfolio by allocating the Fund’s assets among fixed income sectors and strategies managed by one or more sub-advisers retained by the Adviser (each, a “Sub-Adviser”). Additionally, the Sub-Advisers may in turn allocate to one or more additional sub-advisers (each, a “Sub-Sub-Adviser”) a portion of the assets allocated to them by the Adviser. Certain references herein to the Sub-Adviser may also include a Sub-Sub-Adviser, as the context requires. The Adviser allocates assets among Sub-Advisers managing high yield debt, short duration credit and emerging markets debt (including dollar and local currency debt) strategies, but expects over time, depending on market conditions, to expand the Fund’s investments to other opportunistic credit strategies, including preferred stock, convertibles, bank loans and securitized fixed income. In allocating the assets of the Fund, the Adviser will generally make strategic and tactical allocation decisions by directing shifts in allocations among the various investment strategies managed by the Sub-Advisers. The Adviser will periodically review and determine the allocations among the investment strategies and may make changes to these allocations when it believes it is beneficial to the Fund. The Adviser may, in its discretion, add to, delete from or modify the categories of investment strategies employed by the Fund, or add other investment strategies managed by the Sub-Advisers. In making allocations among such investment strategies and/or in changing the categories of investment strategies employed by the Fund, the Adviser expects to take into account the investment goals of the broader investment programs administered by the Adviser or its affiliates, for whose use the Fund is exclusively designed. As such, the Fund may perform differently from a similar fund that is managed without regard to such broader investment programs. Each Sub-Adviser may use both its own proprietary and external research and securities selection process to manage its allocated portion of the Fund’s assets. The Adviser is responsible for determining the amount of Fund assets allocated to each Sub-Adviser. The Adviser is not required to allocate a minimum amount of Fund assets to any specific Sub-Adviser and may allocate, or re-allocate, zero Fund assets to a specific Sub-Adviser at any time. The Sub-Advisers are responsible for determining the amount of Fund assets allocated to each Sub-Sub-Adviser. The Adviser engages the following Sub-Advisers: BlackRock Investment Management, LLC (“BlackRock”), PGIM, Inc. (“PGIM”), Lord, Abbett & Co. LLC (“Lord Abbett”), RBC Global Asset Management (UK) Limited (“RBC GAM (UK)”), Muzinich & Co., Inc. (“Muzinich”), PIMCO, Mellon Investments Corporation (“Mellon”) and Insight North America LLC (“Insight”). BlackRock currently allocates assets to BlackRock International Limited (“BIL”) with respect to BlackRock’s High Yield Strategy, while PGIM currently allocates assets to PGIM Limited (“PGIML”) and RBC GAM (UK) currently allocates assets to RBC Global Asset Management (US) Inc. (“RBC GAM (US)”). The Adviser may adjust allocations to the Sub-Advisers at any time or make recommendations to the Board of Trustees of the Six Circles Trust (the “Board”) with respect to the hiring, termination or replacement of a Sub-Adviser. As such, the identity of the Fund’s Sub-Advisers, the investment strategies they pursue and the portion of the Fund allocated to them may change over time. For example, due to market conditions, the Adviser may choose not to allocate Fund assets to a Sub-Adviser or may reduce the portion of the Fund allocated to a Sub-Adviser to zero. Each Sub-Adviser is responsible for deciding which securities to purchase and sell for its respective portion of the Fund and for placing orders for the Fund’s transactions. However, the Adviser reserves the right to instruct Sub-Advisers as needed on certain Fund transactions and manage a portion of the Fund’s portfolio directly, including, without limitation, for portfolio hedging, to temporarily adjust the Fund’s overall market exposure or to temporarily manage assets as a result of a Sub-Adviser’s resignation or removal. Below is a summary of each current Sub-Adviser’s investment approach. BlackRock — High Yield With respect to the portion of the Fund allocated to BlackRock’s High Yield Strategy, BlackRock (together with BIL) will invest primarily in high yield non-investment grade bonds with maturities of ten years or less. To add additional diversification, BlackRock (together with BIL) can invest in a wide range of securities including corporate bonds, mezzanine investments, collateralized bond obligations, bank loans and mortgage-backed and asset-backed securities. A substantial portion of the Fund allocated to BlackRock (together with BIL) may be invested in non-U.S. dollar denominated bonds of issuers located outside of the United States. Securities are purchased for the Fund when BlackRock (together with BIL) determines that they have the potential for above-average total return. BlackRock — Passive Treasury With respect to the portion of the Fund allocated to BlackRock’s Passive Treasury Strategy, BlackRock will invest primarily in U.S. Treasuries and government agency bonds while seeking to replicate overall risk characteristics of a specific index. BlackRock utilizes a stratified sampling approach that involves investing in a representative sample of securities that collectively has an investment profile similar to that of the underlying index. The securities selected are expected to have, in the aggregate, investment characteristics (based on factors such as market value and industry weightings), fundamental characteristics (such as return variability, duration (i.e., a security’s price sensitivity to a change in interest rates), maturity or credit ratings and yield) and liquidity measures similar to those of an applicable underlying index. PGIM — High Yield With respect to its allocated portion of the Fund, PGIM (together with PGIML) primarily seeks investments that pay interest and other income and secondarily investments that will increase in value. In managing its portion of the Fund’s assets, PGIM (together with PGIML) uses a combination of top-down economic analysis and bottom-up research in conjunction with proprietary quantitative models and risk management systems. PGIM (together with PGIML) may also consider investment factors such as expected total return, yield, spread and potential for price appreciation as well as credit quality, maturity and risk. The Fund may invest in a security based upon the expected total return rather than the yield of such security. A substantial portion of the Fund allocated to PGIM (together with PGIML) may be invested in non-U.S. dollar denominated bonds of issuers located outside of the United States. Lord Abbett — Short Duration Credit With respect to its allocated portion of the Fund, the Lord Abbett portfolio management team utilizes a multi-sector, credit focused approach, emphasizing the short maturity segments of investment grade corporate bonds, commercial mortgage-backed securities, asset-backed securities, and high yield corporate bonds. The team combines top-down and bottom-up analysis to construct its strategic yield-based portfolio, using a blend of quantitative and fundamental research. As part of its top-down analysis, the Lord Abbett team evaluates global economic conditions, including monetary, fiscal, and regulatory policy, as well as the political and geopolitical environment, in order to identify and assess opportunities and risks. The Lord Abbett team employs bottom-up analysis to identify and select securities for investment based on in-depth company, industry, and market research and analysis. Lord Abbett may actively rotate sector exposure based on its assessment of relative value. Lord Abbett may engage in active and frequent trading of portfolio securities in its allocated portion of the Fund. RBC GAM (UK) — European High Yield Debt With respect to its allocated portion of the Fund, RBC GAM (UK) (together with RBC GAM (US)) invests predominantly in European below investment-grade corporate debt with a focus on capital preservation. Credit selection is driven by rigorous proprietary bottom-up fundamental analysis with an emphasis on downside stress testing. Single name credit analysis is supplemented by economic, policy and political inputs, which combine to help determine the sectoral and geographic composition of the portfolio, as well as the correlation of the strategy to the overall market. RBC GAM (UK) (together with RBC GAM (US)) invests across secured and unsecured assets. Muzinich — Global Short Duration Crossover With respect to its allocated portion of the Fund, Muzinich manages a global short duration crossover strategy blending investment-grade with high yield corporate bonds, seeking to enhance yield while mitigating risk. For this strategy, Muzinich invests predominantly in corporate bonds with a rating ranging from A to B- by S&P or Fitch and/or A1 to B3 by Moody’s, while typically maintaining an average portfolio duration of less than two years. The strategy aims to generate strong risk-adjusted returns and achieve capital preservation through prudent asset allocation between short duration investment-grade bonds, which have historically been more correlated to sovereign debt, and high yield bonds, which tend to be more correlated to equity markets. Muzinich — European High Yield With respect to the portion of the Fund allocated to Muzinich’s European High Yield investment strategy, Muzinich will invest in a portfolio of European high yield corporate investments focused on bonds, floating rate notes and other debt instruments issued by European companies or by non-European companies with primary business in Europe or issuing European currency debt instruments. The holdings in the Muzinich European High Yield sleeve will be predominately rated below BBB- by S&P or Fitch and/or below Baa3 by Moody’s (“high yield” or “junk”), but holdings may also from time to time include higher-rated paper anticipated to be trading with a high yield valuation. Muzinich may use derivatives for hedging and efficient portfolio management purposes in gaining exposure to credit or duration, but not for speculative or leveraging purposes. The Muzinich European High Yield investment strategy aims to generate strong risk-adjusted returns and achieve capital preservation through rigorous credit selection amongst instruments which Muzinich deems to be creditworthy and well-priced in the market relative to their peer group. PIMCO — Emerging Markets Debt With respect to the portion of the Fund allocated to PIMCO’s Emerging Markets Debt Strategy, PIMCO invests predominantly in fixed income instruments (including bonds, debt securities and other similar instruments) issued by various U.S. and non-U.S. public- or private-sector entities that are economically tied to emerging market countries, which instruments may be represented by forwards or derivatives such as options, futures or swap agreements. Such instruments may be denominated in U.S. dollars and in non-U.S. currencies. PIMCO has broad discretion to identify countries that it considers to qualify as emerging markets. PIMCO emphasizes countries with relatively low gross national product per capita and with the potential for rapid economic growth. For this strategy, PIMCO will select the country and currency composition based on its evaluation of relative interest rates, inflation rates, exchange rates, monetary and fiscal policies, trade and current account balances, legal and political developments and any other specific factors PIMCO believes to be relevant. PIMCO may invest in instruments whose return is based on the return of an emerging market security or a currency of an emerging market country, such as a derivative instrument, rather than investing directly in emerging market securities or countries. PIMCO — Asia High Yield With respect to the portion of the Fund allocated to PIMCO’s Asia High Yield Strategy, PIMCO invests in a combination of fixed income instruments of issuers that are economically tied to Asia ex-Japan countries and related derivatives on such securities. PIMCO seeks to purchase certain newly-issued Regulation S securities through investments in the Subsidiary. PIMCO will utilize a credit (i.e., fixed income) strategy that seeks to deploy PIMCO’s total return investment approach. This total return investment approach includes both top-down and bottom-up decision making inputs to help PIMCO to identify multiple sources of value. Top-down strategies focus on both short-term and longer-term global macroeconomic considerations and forces likely to influence the global economy and financial markets (such as interest rates and the rate of inflation) and provide context for regional and sector selection. Bottom-up strategies drive the security selection process by analyzing individual securities and are key to PIMCO’s ability to select what PIMCO considers to be undervalued securities in the fixed income market. Mellon — Passive U.S. Investment Grade Corporates With respect to its allocated portion of the Fund, Mellon will seek to replicate the overall risk characteristics of specific benchmarks predominately investing in corporate securities rated BBB- or higher by S&P or Fitch and/or Baa3 by Moody’s, unless the benchmark’s methodology dictates otherwise. For each benchmark, Mellon will seek to replicate the overall risk characteristics of the benchmark while minimizing tracking error volatility and the performance drag from transaction costs by only investing in index-eligible securities. Mellon employs a stratified sampling approach by selecting subsets of the benchmark’s securities so that the aggregate risk metrics of duration, yield/spread, sector, and quality are tightly controlled relative to the benchmark. Specifically: ●with respect to rates, Mellon will seek to match the overall duration but also seek to neutralize points along the curve (key rates durations); ●with respect to spread, Mellon will seek to match the overall spread but also seek to match the spread within subsectors and the full quality spectrum of the benchmark; and ●with respect to the “idiosyncratic”, Mellon will seek diversification with respect to both the number of bonds and issuers to mitigate this risk. Insight — Global Aggregate Investment Grade Corporates & High Yield With respect to its allocated portion of the Fund, Insight will systematically invest in global high yield and investment grade corporate credit fixed income. The investment process will begin with targeting the risk exposures of an underlying benchmark. A stratified sampling approach is then used to select bonds that match the major risk characteristics of the benchmark (e.g., duration, quality, sector, industry, yield, market beta, etc.). Insight will utilize proprietary alpha drivers in the sampling to screen out or avoid overweighting bonds which are deemed lower quality or expensive (or generally undesirable by our quantitative factors). Insight seeks to utilize diversified insights designed to provide a stable performance in most markets. Insight will utilize fundamental and market data to identify firms that may have trouble servicing their debt. As part of its investment process, Insight leverages the pioneering work by Robert Merton (Merton Model) to construct a proprietary value model. It uses equity market cap, equity implied volatility, and a firm’s balance sheet as three key inputs for this purpose. For companies who do not have underlying equity, Insight utilizes sophisticated regression-based techniques to determine value. Insight will utilize structural themes to seek to exploit additional market opportunities, including new issues, fallen angels, credit default swap indices (“CDX”)/cash bond tradeoff, and income harvesting. Overall, across all strategies, Insight will seek to closely match the risk exposure of the benchmark along all key risk dimensions. To efficiently and cost effectively handle cashflows, Insight sources inventory from the ETF ecosystem (where available). In the illiquid category including high yield credit, Insight utilizes its credit portfolio trading (or bond basket trading) approach. Insight carefully weighs the benefits of continuing to hold a bond with the cost to trade when evaluating these issues.